Principal Accounting Policies (Property, Equipment and Software) (Details)	12 Months Ended
Dec. 31, 2011
Building [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	20-30 years
Leasehold improvements [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Computer equipment [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Furniture and fixtures [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Software [Member]
Estimated useful live [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years